Schedule of Investments (unaudited) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Auto Components — 0.0%
Lear Corp.(a)(b)		178	$25,381

Construction & Engineering — 0.0%
McDermott International Ltd.(b)		76,644	50,585

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(b)(c)		6,155	—

Metals & Mining(b) — 0.0%
Ameriforge Group, Inc.		832	832
Preferred Proppants LLC(c)		7,476	542

			1,374

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.		1,252	56,002

Software — 0.0%
Avaya Holdings Corp.(b)		40	507

Specialty Retail — 0.2%
Neiman Marcus Group, Inc.(b)		2,218	363,197

Total Common Stocks — 0.2% (Cost: $2,433,027)			497,046

		Par (000)

Corporate Bonds

Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(d)	USD	740	773,300

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(d)		275	284,771

Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29(d)		252	214,853

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(d)		73	72,088

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(d)		32	32,400

Construction Materials — 0.2%
Wolverine Escrow LLC, 9.00%, 11/15/26(d)		940	629,800

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(d)		155	138,725

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(d)		89	83,883
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 5.02%, 11/10/21(a)(b)(c)		1,050	—

			83,883

Electronic Equipment, Instruments & Components — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(d)		311	283,823

Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 4.63%, 06/15/25(d)		85	85,637

Security		Par (000)	Value

Household Products — 0.0%
Berkline Benchcraft LLC, 0.00%, 06/01/22(a)(b)(c)	USD	400	$—

Internet Software & Services — 0.0%
Uber Technologies, Inc., 6.25%, 01/15/28(d)		137	141,650

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(d)		499	447,852

Media(d) — 0.3%
Liberty Broadband Corp., 2.75%, 09/30/50		315	310,676
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)		129	98,191
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		353	340,645

			749,512

Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp., 6.63%, 09/01/30		382	438,345

Total Corporate Bonds — 1.5% (Cost: $4,812,862)			4,376,639

Floating Rate Loan Interests(f)

Aerospace & Defense — 5.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		3,343	3,325,356
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		680	676,344
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 5.01%, 10/30/26		442	438,934
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(g)		230	227,222
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		1,243	1,218,870
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		2,311	2,267,098
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.00%, 04/09/26		458	396,032
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		1,355	1,342,035
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		3,538	3,507,822
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 01/15/25		609	607,787
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25		1,561	1,533,261

			15,540,761

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		359	355,872
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		257	246,955
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		597	590,253

			1,193,080

Airlines — 2.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		1,009	1,020,864

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28	USD	1,261	$1,247,959
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.20%, 01/29/27		633	590,547
2017 Incremental Term Loan, (6 mo. LIBOR + 2.00%), 2.84%, 12/14/23		1,201	1,184,335
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		2,132	2,209,324
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		2,289	2,258,369

			8,511,398

Auto Components — 2.8%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/08/28		504	495,367
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		2,248	2,217,146
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		1,540	1,490,376
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.01%, 05/16/24		2,331	2,312,978
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 12/02/26		133	131,724
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 02/05/26		1,593	1,541,770

			8,189,361

Banks — 0.8%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		1,316	1,313,561
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 10/29/28		998	982,717

			2,296,278

Beverages — 0.4%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29		63	62,019
Term Loan, 01/24/29(g)		1,189	1,168,101

			1,230,120

Building Materials — 0.2%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 3.96%, 07/31/25		111	109,859
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28		261	251,696
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		203	200,718

			562,273

Building Products — 2.0%
Associated Materials Inc., 2022 Term Loan B, 03/08/29(g)		525	505,872
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27		911	884,229
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,067	1,056,597
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28		509	503,747

Security		Par (000)	Value

Building Products (continued)
Standard Industries Inc., 2021 Term Loan B, 09/22/28(g)	USD	1,006	$1,002,714
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 12/31/26		1,961	1,907,647

			5,860,806

Capital Markets — 3.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 7.00%, 08/02/29(c)		1,663	1,646,110
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		3,706	3,682,784
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(c)		1,114	1,111,215
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.06%, 11/12/27		940	926,642
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.96%, 06/27/25		509	503,590
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.00%, 07/01/28		913	900,261
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/12/24		721	715,049

			9,485,651

Chemicals — 5.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		1,570	1,563,274
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		2,139	2,108,359
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 2.76%, 06/01/24		1,136	1,124,632
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 12/29/27(c)		452	438,857
Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/28/24		711	701,448
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 01/31/26		1,234	1,220,129
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 06/30/27		864	834,784
Lonza Group AG
USD 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 07/03/28		29	28,168
USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		638	621,433
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.51%, 03/02/26		1,510	1,491,922
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/14/24(c)		262	260,948
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		931	918,003
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.56%, 10/14/24		1,069	1,044,680
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 06/09/28		1,075	1,059,647
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 08/01/26(c)		436	425,703
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		655	643,111
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28(c)		877	863,650

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 10/01/25	USD	99	$97,216
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		333	329,833

			15,775,797

Commercial Services & Supplies — 4.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28		1,625	1,598,275
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.21%, 03/11/25		95	93,218
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.58%, 11/03/23		456	452,675
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.46%, 11/03/24		696	686,194
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26		486	475,161
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.71%, 01/31/28		689	674,239
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.71%, 01/20/29		984	960,630
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 10/08/28		433	428,045
Covanta Holding Corp.(g)
2021 Term Loan B, 11/30/28		705	700,600
2021 Term Loan C, 11/30/28		53	52,479
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,204	1,200,601
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25		1,576	1,566,372
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.76%, 05/09/25		328	321,771
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26(c)		623	616,631
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		1,039	1,021,838
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,220	1,210,361
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.76%, 06/16/26		211	174,309
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25		1,933	1,923,562
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 07/30/28		487	479,257

			14,636,218

Communications Equipment — 0.5%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		1,560	1,550,280

Construction & Engineering — 2.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		2,483	2,365,068
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 09/30/29(c)		572	551,980

Security		Par (000)	Value

Construction & Engineering (continued)
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/21/28	USD	644	$637,988
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		1,815	1,790,439
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		1,088	1,075,903

			6,421,378

Construction Materials — 1.5%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.95%, 07/27/28		2,562	2,536,878
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/29/25		1,479	1,451,484
Tamko Building Products LLC, Term Loan B, (2 mo. LIBOR + 3.00%), 3.30%, 05/29/26		537	525,015

			4,513,377

Containers & Packaging — 2.0%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		1,482	1,458,672
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,228	2,208,541
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.00%, 03/02/28		597	595,139
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.46%, 08/01/26		382	373,296
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27(c)		731	713,192
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, 4.00%, 09/15/28		56	54,788
2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 09/17/28		623	614,499

			6,018,127

Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/27		739	728,163
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		590	561,393
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		1,905	1,618,666

			2,908,222

Diversified Consumer Services — 3.5%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.50%, 12/28/24		886	847,899
Amentum Government Services Holdings LLC, 2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29		488	482,510
Ascend Learning, LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29		482	478,385
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/10/28		1,193	1,179,381
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 11/23/28		577	569,348
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 07/11/25		1,392	1,373,826

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.68%, 12/22/25	USD	1,906	$1,771,298
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.76%, 05/15/24		693	684,216
Ola Singapore PTE, Ltd., Term Loan, (SOFR + 6.25%, 0.75% Floor), 7.00%, 12/15/26		541	522,398
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		315	311,746
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		288	288,049
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		453	426,206
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27		1,103	1,101,515
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 07/20/28		459	453,154

			10,489,931

Diversified Financial Services — 8.8%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.96%, 07/31/26		632	628,468
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 03/10/28(c)		522	520,109
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 02/04/28		1,076	1,057,695
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28(c)		2,200	2,182,219
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 10/22/26		1,444	1,403,452
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28		1,719	1,704,578
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		412	403,072
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		1,074	1,055,538
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 5.00%, 02/07/25		559	549,306
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(c)		1,923	1,918,553
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28		263	260,613
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,032	1,016,279
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29		153	151,758
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		374	368,743
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		1,516	1,476,482
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 11/02/27		151	150,105
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26		1,499	1,484,820
RVR Dealership Holdings LLC, Term Loan B, (SOFR + 3.75%, 0.75% Floor), 4.50%, 02/08/28		454	431,893

Security		Par (000)	Value

Diversified Financial Services (continued)
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 3.01%, 11/05/28	USD	826	$812,924
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.96%, 01/23/25		947	908,697
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.26%, 07/30/25		1,113	1,077,252
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25		4,224	3,940,685
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27		910	900,413
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		760	750,551
Ziggo Financing Partnership, USD Term Loan I, (3 mo. LIBOR + 2.50%), 2.90%, 04/30/28		1,003	986,862

			26,141,067

Diversified Telecommunication Services — 2.1%
Cablevision Lightpath LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 11/30/27		351	346,628
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		497	463,935
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		1,226	1,205,193
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		1,195	1,184,079
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 03/01/27		1,183	1,159,552
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		1,254	1,232,579
Virgin Media SFA Finance Ltd., GBP Term Loan L, (SONIA CMPD + 3.25%), 3.85%, 01/15/27	GBP	600	771,047

			6,363,013

Electric Utilities — 1.3%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD	818	809,475
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28		3,036	2,955,723

			3,765,198

Electrical Equipment — 1.2%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28		949	935,390
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		1,503	1,479,688
II-VI, Inc., 2021 Bridge Term Loan B, 12/01/28(c)(g)		1,070	1,061,975

			3,477,053

Entertainment — 0.4%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)		1,208	1,201,674

Environmental, Maintenance & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 09/07/27		1,220	1,204,358
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		752	746,869

			1,951,227

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 05/11/24	USD	441	$434,287

Food & Staples Retailing — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (3 mo. LIBOR + 2.00%), 2.51%, 09/13/26		396	387,580
2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.26%, 11/22/28		464	457,831

			845,411

Food Products — 2.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 10/01/25		739	639,358
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25		949	842,119
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		1,198	1,175,217
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 01/29/27		2,196	2,153,078
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		726	722,645
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.71%, 02/05/26		248	241,560
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		938	927,019
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/20/28		425	418,134

			7,119,130

Gas Utilities — 0.6%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28		1,751	1,737,518

Health Care Equipment & Supplies — 1.9%
Electron BidCo, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.26%, 11/01/28		1,361	1,344,778
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 05/04/28(c)		476	471,842
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28		2,276	2,252,256
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25		1,154	1,148,872
Venga Finance SARL, 2021 USD Term Loan B, 12/04/28(g)		402	389,545

			5,607,293

Health Care Providers & Services — 3.1%
CCRR Parent, Inc., Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 03/05/28		1,007	1,001,255
CHG Healthcare Services, Inc., 2021 Term Loan, (6 mo. LIBOR + 3.50%), 4.51%, 09/29/28		636	629,250
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27		898	892,691
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		1,188	786,297
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27		1,042	1,027,392
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.76%, 11/15/29		356	353,483

Security		Par (000)	Value

Health Care Providers & Services (continued)
EyeCare Partners LLC (continued)
2021 Delayed Draw Term Loan, 4.76%, 11/15/28	USD	66	$65,712
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 11/15/28		200	197,135
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 5.51%, 03/05/26(c)		649	582,251
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		542	535,814
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		33	32,379
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/13/26		1,564	1,541,838
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 12/23/28		1,516	1,506,488

			9,151,985

Health Care Services — 0.7%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.80%, 07/25/26		602	592,908
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		377	361,920
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27		1,148	1,133,960

			2,088,788

Health Care Technology — 3.3%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		1,783	1,760,780
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		852	846,685
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 10/10/25		1,352	1,339,084
IQVIA, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 03/07/24		292	289,164
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		2,699	2,670,286
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/25/26		1,041	1,033,430
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 04/02/29(c)		1,902	1,882,980

			9,822,409

Hotels, Restaurants & Leisure — 6.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 11/19/26		1,006	982,910
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 02/02/26		263	257,314
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24		967	960,478
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		753	749,914
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 03/17/28		480	473,742
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		569	571,012
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.01%, 03/08/24		2,748	2,577,150
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		2,102	2,089,103

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 11/30/23	USD	809	$823,774
Golden Nugget, Inc., 2020 Initial Term Loan, (1 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(c)		110	116,265
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.76%, 02/05/25		979	968,256
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		1,214	1,194,150
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.21%, 08/14/24		789	785,661
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		690	684,217
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 02/08/27		1,270	1,250,848
Travelport Finance Luxembourg SARL(e)
2020 Super Priority Term Loan, (7.25% PIK), 2.51%, 02/28/25		859	873,252
2021 Consented Term Loan, (1.75% PIK), 6.01%, 05/29/26		1,380	1,212,919
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28		558	554,514
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 08/03/28		1,405	1,387,038
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 05/30/25		339	335,082

			18,847,599

Household Durables — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28		1,721	1,547,816
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/04/27		933	915,987
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR + 4.50%), 5.51%, 12/08/28		667	654,260
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		1,394	1,364,377
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		512	495,785
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		600	579,851

			5,558,076

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 2.50%, 03/03/28		332	326,884

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/25		312	306,591
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.46%, 08/12/26		470	462,403
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.46%, 04/06/26		874	859,998

			1,628,992

Industrial Conglomerates — 2.8%
AVSC Holding Corp.(e)
2020 Term Loan B1, (0.25% PIK), 4.25%, 03/03/25		1,811	1,702,335

Security		Par (000)	Value

Industrial Conglomerates (continued)
AVSC Holding Corp.(e) (continued)
2020 Term Loan B3, (10.00% PIK), 5.00%, 10/15/26	USD	789	$910,310
Diamond BC BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 09/29/28		1,192	1,166,384
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		810	810,156
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.76%, 07/28/28		675	631,784
Vertical US Newco, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 07/30/27		1,173	1,163,696
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.99%, 03/02/27		1,819	1,771,189

			8,155,854

Insurance — 4.4%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		1,784	1,762,187
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		2,357	2,339,191
Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		630	622,667
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		1,197	1,175,791
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		629	620,080
2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 02/12/27		608	599,775
Hub International Ltd.
2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25		1,769	1,747,395
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		1,661	1,648,855
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 02/13/27		115	113,176
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		707	700,882
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 12/31/25		488	482,713
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		627	621,859
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		509	505,476

			12,940,047

Interactive Media & Services — 2.8%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.76%, 06/26/28		1,534	1,508,453
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/06/27		1,463	1,437,074
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		1,750	1,731,267

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.45%, 08/10/27	USD	454	$449,965
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		3,142	3,063,358

			8,190,117

Internet & Direct Marketing Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		1,286	1,278,206
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.75%, 02/13/27(c)		229	227,134

			1,505,340

Internet Software & Services — 0.3%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/25/27		907	902,796

IT Services — 7.2%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (6 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		885	873,937
2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27		474	468,277
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25		1,263	1,253,997
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 10/31/26		1,355	1,338,156
CCC Intelligent Solutions, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 3.26%, 09/21/28		1,045	1,033,881
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.00%, 06/04/29		873	859,207
Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 06/04/28		2,578	2,544,221
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/28		1,261	1,237,704
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		3,090	3,082,377
Optiv Security, Inc., 1st Lien Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		271	263,861
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		1,568	1,534,544
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.01%, 10/09/28		2,590	2,635,325
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.21%, 11/16/26		1,153	1,135,206
2021 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 12/01/28		1,616	1,602,077
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)		647	640,005
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 03/31/28		605	596,790
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/02/26		135	134,325

			21,233,890

Security		Par (000)	Value

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (SOFR + 4.00%), 4.50%, 12/01/28	USD	605	$599,521
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/19/24		615	605,500

			1,205,021

Life Sciences Tools & Services — 3.2%
Avantor Funding, Inc.
2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24		213	210,580
2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27		1,775	1,758,505
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		2,722	2,708,613
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		1,559	1,550,002
US Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		388	386,185
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. LIBOR + 3.00%), 3.50%, 10/19/27(c)		758	754,813
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 11/15/28		2,118	2,100,997

			9,469,695

Machinery — 3.8%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 08/17/26		1,141	1,128,849
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 10/15/28		419	412,831
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 05/18/24		837	833,279
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28		254	249,471
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		731	720,218
Fluidra SA, 2022 USD Term Loan B, (SOFR + 2.00%), 2.50%, 01/29/29		192	190,737
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/28/27		1,389	1,363,497
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28		2,544	2,503,510
SPX Flow, Inc., 03/16/29(g)		857	834,144
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		2,932	2,864,466
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 10/04/28		78	77,286

			11,178,288

Media — 12.1%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		1,588	1,507,208
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		693	674,205
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.99%, 01/31/26		958	921,336
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		2,147	2,104,654
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 04/22/26(g)		590	524,624

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Media (continued)
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.46%, 05/03/28	USD	304		$298,846
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/25		1,616		1,608,462
City Football Group Ltd., Term Loan, (6 mo. LIBOR + 3.50%), 4.00%, 07/21/28		983		962,635
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26		2,359		2,316,329
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 12/17/26		—	(h)	143
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		3,488		3,454,863
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.65%, 07/17/25		1,315		1,291,689
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27		1,297		1,272,315
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		528		523,637
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/24/25		822		809,115
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.25%, 10/19/26		1,567		1,531,409
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		1,903		1,877,584
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		1,801		1,778,644
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		764		755,405
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.73%, 09/19/26		828		824,244
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(c)		2,539		2,513,185
Trader Interactive LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 07/28/28(c)		347		342,098
UPC Financing Partnership, 2021 USD Term Loan AX, (3 mo. LIBOR + 3.00%), 3.40%, 01/31/29		356		350,809
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.65%, 01/31/29		913		906,728
USD Term Loan N, (3 mo. LIBOR + 2.50%), 2.90%, 01/31/28		609		600,854
Voyage Digital Ltd., 03/03/29(c)(g)		628		615,440
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/18/25		2,009		1,971,463
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.58%, 01/20/28		412		407,380
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27		3,056		2,971,402

				35,716,706

Oil, Gas & Consumable Fuels — 1.9%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 12/13/25		754		693,325
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24(c)		25		14,951
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 1.46%, 06/30/25		181		90,024

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lucid Energy Group II Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 11/24/28	USD	1,489	$1,479,344
Medallion Midland Acquisition, LLC, 10/18/28(g)		1,197	1,182,792
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.25%, 01/31/28(c)		397	397,000
Oryx Midstream Services Permian Basin LLC, Term Loan B, 09/30/28(g)		1,942	1,924,059

			5,781,495

Personal Products — 1.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26		253	250,938
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%), 2.50%, 07/01/28		143	141,938
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 10/01/26		3,767	3,738,776

			4,131,652

Pharmaceuticals — 3.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 05/04/25		753	740,651
Bausch Health Americas Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 06/02/25		1,856	1,839,290
Bausch Health Cos., Inc., 2022 Term Loan B, 01/27/27(g)		1,489	1,472,249
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28(c)		1,306	1,299,108
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.98%, 08/01/27		747	734,163
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/15/27		982	963,807
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 05/05/28		1,398	1,391,972
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%), 3.56%, 06/02/28		985	979,220
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.01%, 11/18/27		806	788,669

			10,209,129

Professional Services — 0.6%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(c)		443	438,570
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		1,491	1,475,166

			1,913,736

Real Estate Management & Development — 0.8%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		1,527	1,506,815
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 08/21/25		895	881,636

			2,388,451

Road & Rail — 0.2%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.80%, 08/04/25		736	673,146

Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28		389	386,979

Software — 16.0%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.50%, 09/19/24		306	303,343

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Applied Systems, Inc. (continued)
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.51%, 09/19/25	USD	439	$435,914
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.73%, 02/12/25		1,281	1,274,463
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		535	531,656
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(c)		916	899,970
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		1,852	1,826,535
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28		629	624,387
Cornerstone OnDemand, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/15/28		742	733,652
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24		799	758,793
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 02/04/28		177	174,541
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,316	1,340,675
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28		1,315	1,300,978
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/29/28		3,183	3,146,099
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.27%, 10/29/28(c)		453	450,735
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%), 7.50%, 10/01/29		645	631,023
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/01/28		363	353,868
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		3,716	3,672,091
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		1,809	1,788,649
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		2,154	2,135,152
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		968	962,154
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.26%, 12/18/28(c)		572	566,280
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 12/17/27		1,324	1,305,902
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28		1,866	1,844,277
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		895	889,684
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28		3,900	3,851,120
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		1,825	1,827,388

Security		Par (000)	Value

Software (continued)
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 05/30/25	USD	419	$413,182
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25		1,782	1,759,157
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		1,361	1,342,781
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28		2,985	2,961,536
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28		1,799	1,792,735
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		1,150	1,139,595
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		2,691	2,666,274
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		1,780	1,771,362

			47,475,951

Specialty Retail — 4.6%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.69%, 11/13/25		270	267,457
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 2.56%, 10/30/26		660	651,981
2021 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 04/13/28		1,714	1,700,035
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (SONIA CMPD + 4.50%), 4.96%, 06/23/25	GBP	1,000	1,280,480
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%), 5.25%, 03/31/26	USD	352	345,942
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28		424	419,698
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		1,862	1,847,705
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.71%, 08/31/26		1,061	1,048,610
Medical Solutions LLC, 2021 First Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 11/01/28		1,521	1,505,397
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		3,269	3,255,837
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		610	598,356
WOOF Holding, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.68%, 12/21/27		338	334,636
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.18%, 12/21/28		345	340,256

			13,596,390

Technology Hardware, Storage & Peripherals — 0.2%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.46%, 07/23/26		630	615,048

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29		1,175	1,144,368

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 05/19/28		852	838,528

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28	USD	940	$922,403
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.76%, 04/01/28		419	414,994
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		616	606,825

			2,782,750

Wireless Telecommunication Services — 1.1%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		679	673,080
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28		439	433,544
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 04/11/25		2,069	2,041,721

			3,148,345

Total Floating Rate Loan Interests — 143.7% (Cost: $429,664,695)			425,995,856

		Shares

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF		35,400	770,658

Total Investment Companies — 0.3% (Cost: $773,607)			770,658

		Benefical Interest (000)

Other Interests(c)(i)

IT Services — 0.0%
Millennium Corp.	USD	930	—
Millennium Lender Claim Trust(c)		991	—

Total Other Interests — 0.0% (Cost: $ — )			—

Security	Shares	Value

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/24)(b)	2,642	$—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/24/24)(b)	617	8,879

Total Warrants — 0.0% (Cost: $ — )		8,879

Total Investments — 145.7% (Cost: $437,684,191)		431,649,078

Liabilities in Excess of Other Assets — (45.7)%		(135,312,325)

Net Assets — 100.0%		$296,336,753

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rounds to less than 1,000.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	(b)	$—	$—	$—	$—	—	$29	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,028,518	GBP	1,555,000	Toronto-Dominion Bank	06/15/22	$(13,615)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	B+		USD 3,500		$225,963	$247,841	$(21,878)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$25,381	$—	$—	$25,381
Construction & Engineering	50,585	—	—	50,585
Household Durables	—	—	—	—
Metals & Mining	—	832	542	1,374
Oil, Gas & Consumable Fuels	56,002	—	—	56,002
Software	507	—	—	507
Specialty Retail	—	363,197	—	363,197
Corporate Bonds	—	4,376,639	—	4,376,639
Floating Rate Loan Interests	—	400,270,413	25,725,443	425,995,856
Investment Companies	770,658	—	—	770,658

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Other Interests	$—	$—	$—	$—
Warrants	8,879	—	—	8,879
Liabilities
Unfunded Floating Rate Loan Interests	—	(9,707)	—	(9,707)

	$912,012	$405,001,374	$25,725,985	$431,639,371

Derivative Financial Instruments(a)
Liabilities
Credit Contracts	$—	$(21,878)	$—	$(21,878)
Foreign Currency Exchange Contracts	—	(13,615)	—	(13,615)

	$—	$(35,493)	$—	$(35,493)

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $133,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2021	$486	$—	(a)	$17,379,496	—	(a)	(182)	$17,379,800
Transfers into Level 3(b)	—	—		15,215,761	—		—	15,215,761
Transfers out of Level 3(c)	—	—		(6,377,758)	—		182	(6,377,576)
Accrued discounts/premiums	—	—		6,873	—		—	6,873
Net realized gain (loss)	—	—		9,685	—		—	9,685
Net change in unrealized appreciation (depreciation)(d)	56	—		(289,169)	—		—	(289,113)
Purchases	—	—		1,818,765	—		—	1,818,765
Sales	—	—		(2,038,210)	—		—	(2,038,210)

Closing balance, as of March 31, 2022	$542	$—	(a)	$25,725,443	—	(a)	—	$25,725,985

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(d)	$56	$—		$(263,645)	—		—	$(263,589)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2021, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

Portfolio Abbreviation (continued)

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	12